Stockholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 13, 2023	Jul. 03, 2023	Jun. 29, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 20, 2023	Mar. 06, 2019
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Common stock, shares issued (in shares)				77,400,000		77,400,000		59,000,000	100
Common stock, shares outstanding (in shares)				77,400,000		77,400,000		59,000,000	100
Common stock, shares authorized (in shares)				750,000,000		750,000,000		750,000,000	1,000	750,000,000
Omnibus Plan
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Shares granted (in shares)			1,297,188
Common stock, shares reserved for issuance (in shares)										6,375,000
Class B Incentive Units
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Shares authorized (in shares)				60,406.9		60,406.9		61,068	61,068
Shares outstanding (in shares)				57,058.5		57,058.5		60,363.4
Shares granted (in shares)						0	0	2,861	57,502.4
Award vesting rights, term						five		five
Class B Incentive Units | Time Vesting
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of award vesting rights						25.00%		25.00%
Share Based Compensation By Share Based Awards Non Option Equity Instruments Granted Aggregate Fair Value								$ 1.3	$ 3.1
Share based compensation by share based award Equity Instruments other than options vested during the period shares								3,279.4	5,689
Class B Incentive Units | Time Vesting | Vesting Subtranche One
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of award vesting rights								20.00%
Class B Incentive Units | Time Vesting | Vesting Subtranche Two
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of award vesting rights								20.00%
Class B Incentive Units | Time Vesting | Vesting Subtranche Three
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of award vesting rights								20.00%
Class B Incentive Units | Time Vesting | Vesting Subtranche Four
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of award vesting rights								20.00%
Class B Incentive Units | Time Vesting | Vesting Subtranche Five
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of award vesting rights								20.00%
Class B Incentive Units | Performance Vesting
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of award vesting rights						75.00%		75.00%
Class B Incentive Units | Time Vesting
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Unvested time vesting units (in shares)				3,079.1		3,079.1		6,122.4
Unrecognized stock compensation expense				$ 0.5		$ 0.5		$ 2.2
Class B Incentive Units | Selling, General and Administrative Expenses
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Stock compensation expense						$ 1.4	$ 0.6	$ 1.0	$ 1.2
Class B Incentive Units | 2019 Class B Unit Incentive Plan
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Shares authorized (in shares)											61,098.4
RSUs | Omnibus Plan
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Shares granted (in shares)						985,313
Award vesting period of RSU activity						3 years
Share based compensation by share based award Equity Instruments other than options vested during the period shares						0
PSUs
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of award vesting rights						100.00%
Unrecognized stock compensation expense				18.7		$ 18.7
PSUs | Minimum
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of shares issued						0.00%
PSUs | Maximum
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Percentage of shares issued						190.00%
PSUs | Selling, General and Administrative Expenses
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Stock compensation expense				$ 2.0	$ 0.0	$ 2.0	$ 0.0
PSUs | Omnibus Plan
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Shares granted (in shares)						311,875
Award vesting period of RSU activity						3 years
Share based compensation by share based award Equity Instruments other than options vested during the period shares						0
IPO
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Additional purchase of shares (in shares)		16,000,000
Proceeds from issuance of common stock		$ 230.8
Over-Allotment Option
Schedule of Stock by Class and Share Based Arrangement [Line Items]
Common stock, shares issued (in shares)	77,400,000
Common stock, shares outstanding (in shares)	77,400,000
Additional purchase of shares (in shares)	2,400,000
Proceeds from issuance of common stock	$ 36.2
Sale of stock, price per share (in dollars per share)	$ 16